Summary of Significant Accounting Policies -10Q - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Raw materials	$ 9,726,538	$ 9,116,824	$ 8,253,104
Work in process	3,528,187	3,165,876	2,480,979
Finished goods	10,764,288	12,975,669	13,685,571
Inventory	$ 24,019,013	$ 25,258,369	$ 24,419,654